Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
Weighted average discount rate	30.54%
Lease payments	$ 275,451	$ 105,115